Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.32%	(0.25%)	(5.80%)
Tax uncertainties	3.01%	3.85%	13.04%
Income tax (expense) benefit, net	3.33%	3.60%	7.24%
Foreign tax rate	$ 188	$ (142)	$ (1,297)
Tax uncertainties	1,760	2,167	2,915
Income tax (expense) benefit	$ 1,948	$ 2,025	$ 1,618